Net Loss Per Common Share - Net loss per share due to their anti-dilutive effect (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities have been excluded from the calculation of diluted net loss per share	6,897,298	3,795,820	6,897,298	3,795,820	6,919,345	3,796,220
A Ordinary Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities have been excluded from the calculation of diluted net loss per share	6,046,063	2,926,735	6,046,063	2,926,735	6,068,110	2,927,135
Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities have been excluded from the calculation of diluted net loss per share	9,724	27,574	9,724	27,574
Warrants to purchase ordinary shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities have been excluded from the calculation of diluted net loss per share	841,511	841,511	841,511	841,511	841,511	841,511